Other related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Other related party transactions
Other Related Party Transactions
	For the years ended December 31,
	2025	2024	2023
Legal Fees	$145,177	$164,373	$129,600
Interest Expense1.	$367,246	$441,986	$107,792
Board of director fees	$245,000	$182,500	$185,000